Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2016	$ 14,046	$ 0	$ 785	$ 14,887	$ (9,649)	$ (339)	$ (1,041)	$ 4,643	$ 9,403
Adoption of new accounting standard	37	0	0	1	36	0	0	37	0
Net income (loss)	2,509	0	0	0	2,174	0	0	2,174	335
Other comprehensive income (loss)	100	0	0	0	0	101	0	101	(1)
Issuance of stock (Note 16)	2,118	0	75	2,043	0	0	0	2,118	0
Cash dividends – common stock	(992)	0	0	0	(992)	0	0	(992)	0
Dividends and distributions to noncontrolling interests	(883)	0	0	0	0	0	0	0	(883)
Stock-based compensation and related common stock issuances, net of tax	74	0	1	73	0	0	0	74	0
Sales of limited partner units of Williams Partners L.P.	61	0	0	0	0	0	0	0	61
Changes in ownership of consolidated subsidiaries, net	(910)	0	0	1,497	0	0	0	1,497	(2,407)
Contributions from noncontrolling interests	17	0	0	0	0	0	0	0	17
Other	(2)	0	0	7	(3)	0	0	4	(6)
Net increase (decrease) in equity	2,129	0	76	3,621	1,215	101	0	5,013	(2,884)
Ending balance at Dec. 31, 2017	16,175	0	861	18,508	(8,434)	(238)	(1,041)	9,656	6,519
Adoption of new accounting standard	(121)	0	0	0	(23)	(61)	0	(84)	(37)
Net income (loss)	193	0	0	0	(155)	0	0	(155)	348
Other comprehensive income (loss)	30	0	0	0	0	32	0	32	(2)
WPZ Merger (Note 1)	1,862	0	382	6,112	0	(3)	0	6,491	(4,629)
Issuance of stock (Note 16)	35	35	0	0	0	0	0	35	0
Cash dividends – common stock	(1,386)	0	0	0	(1,386)	0	0	(1,386)	0
Dividends and distributions to noncontrolling interests	(637)	0	0	0	0	0	0	0	(637)
Stock-based compensation and related common stock issuances, net of tax	61	0	1	60	0	0	0	61	0
Sales of limited partner units of Williams Partners L.P.	46	0	0	0	0	0	0	0	46
Changes in ownership of consolidated subsidiaries, net	(4)	0	0	14	0	0	0	14	(18)
Contributions from noncontrolling interests	15	0	0	0	0	0	0	0	15
Deconsolidation of subsidiary (Note 6)	(267)	0	0	0	0	0	0	0	(267)
Other	(5)	0	1	(1)	(4)	0	0	(4)	(1)
Net increase (decrease) in equity	(178)	35	384	6,185	(1,568)	(32)	0	5,004	(5,182)
Ending balance at Dec. 31, 2018	15,997	35	1,245	24,693	(10,002)	(270)	(1,041)	14,660	1,337
Net income (loss)	714	0	0	0	850	0	0	850	(136)
Other comprehensive income (loss)	71	0	0	0	0	71	0	71	0
Cash dividends – common stock	(1,842)	0	0	0	(1,842)	0	0	(1,842)	0
Dividends and distributions to noncontrolling interests	(124)	0	0	0	0	0	0	0	(124)
Stock-based compensation and related common stock issuances, net of tax	58	0	2	56	0	0	0	58	0
Sales of limited partner units of Williams Partners L.P.	1,334	0	0	0	0	0	0	0	1,334
Changes in ownership of consolidated subsidiaries, net	141	0	0	(426)	0	0	0	(426)	567
Contributions from noncontrolling interests	36	0	0	0	0	0	0	0	36
Deconsolidation of subsidiary (Note 6)	(13)	0	0	0	0	0	0	0	(13)
Other	(8)	0	0	0	(8)	0	0	(8)	0
Net increase (decrease) in equity	367	0	2	(370)	(1,000)	71	0	(1,297)	1,664
Ending balance at Dec. 31, 2019	$ 16,364	$ 35	$ 1,247	$ 24,323	$ (11,002)	$ (199)	$ (1,041)	$ 13,363	$ 3,001